Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Service revenue	$ 52,198,084	$ 43,129,179	$ 35,685,531
Expenses:
Direct center and patient care costs	27,592,735	21,743,256	17,368,894
Other regional and center support costs (note 24)	19,044,324	16,245,699	9,828,447
Depreciation (notes 6 and 8)	5,839,006	5,708,210	4,031,375
Cost of revenue	52,476,065	43,697,165	31,228,716
Regional operating (loss) income	(277,981)	(567,986)	4,456,815
Center development costs	862,386	529,933	1,466,119
Corporate, general and administrative expenses (note 24)	20,666,954	15,145,361	16,371,346
Share-based compensation (note 15)	879,439	591,384	690,230
Amortization (note 7)	555,000	463,332	122,269
Interest expense	4,761,443	2,806,286	1,822,442
Interest income	(14,689)	(20,990)	(163,302)
Earn-out consideration (note 13)		10,319,429
Forgiveness of loan payable (note 10(a))	(3,128,596)
Loss before income taxes	(24,859,918)	(30,402,721)	(15,852,289)
Loss for the year and comprehensive loss	(24,859,918)	(30,402,721)	(15,852,289)
(Loss) income for the year attributable to:
Non-controlling interest (note 23)	(108,430)	(739,181)	57,590
Common shareholders of Greenbrook TMS	(24,751,488)	(29,663,540)	(15,909,879)
Loss for the year and comprehensive loss	$ (24,859,918)	$ (30,402,721)	$ (15,852,289)
Net loss per share (note 22):
Basic	$ (1.60)	$ (2.32)	$ (1.48)
Diluted	$ (1.60)	$ (2.32)	$ (1.48)